Stockholders' Deficiency (Details) - USD ($)	1 Months Ended				2 Months Ended			9 Months Ended		12 Months Ended
	May 31, 2015	Mar. 31, 2015	Nov. 30, 2014	Jul. 31, 2014	Oct. 31, 2015	Sep. 30, 2015	Jul. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Details
Warrants Issued										568,575
Warrants Per Share										$ 0.38
Fair Value of Warrants Issued											$ 400,335
Common Stock Shares Issued			1,240,092	169,974			1,400,490	912,652
Common Stock Subscriptions Per Share							$ 0.39
Common Stock Subscriptions							$ 545,278
Fair Value Shares Issued Per Share				$ 0.39
Professional Fees				$ 66,179
Exercise Price of Shares Issued			$ 0.92
Gross Porceeds Upon Exercise of Warrants		$ 500,584	$ 1,142,837			$ 253,800
Broker Warrants Issued		41,895	61,142			20,947
Fair Value of Warrants at Issuance1			$ 246,671		$ 672,749
Warrants Expired	962,388
Exercise of warrants for cash, Shares		598,500	179,550		724,185	299,250
Investment Warrants, Exercise Price		$ 0.84	$ 0.37		$ 0.84	$ 0.88
Proceeds from exercise of warrants			$ 66,188					$ 105,500	$ 707,196	$ 707,196	$ 66,188
Finder's Fee		$ 35,420				$ 17,362
Fair Value of Warrants at Issuance		$ 5,594				$ 14,627				$ (85,767)
Common Stock, Shares Issued		1,316,700						17,045,964		15,876,947	12,905,394
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value										$ 2,257,953
Options Exercised by Employees										3,390,503
Common Stock, Shares Authorized								125,000,000		100,000,000	100,000,000
Common Stock, Par Value								$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Shares Authorized								10,000,000		1,000,000	1,000,000
Preferred Stock, Par Value								$ 0.001		$ 0.001	$ 0.001